STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

July 16, 2012

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Bo J. Howell

Re:     O'Connor Fund of Funds:  Multi-Strategy
   Registration Statement on Form N-2

Ladies and Gentlemen,

On behalf of O'Connor Fund of Funds:  Multi-Strategy (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 4 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended (File No. 811-22500)).  The Registration Statement is being filed principally to formally incorporate the Fund's audited financial statements for the year ended March 31, 2012, update the Fund's annual financial information and register an additional $500 million of shares.1  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Registration Statement.

The prospectus and statement of additional information ("SAI") contained in the Registration Statement are substantially identical to the definitive versions of the prospectus and SAI contained in Post-Effective Amendment No. 2 ("Amendment No. 2") to the Fund's Registration Statement filed on April 18, 2012 and declared effective on May 1, 2012 (Reg. No. 333-170913), except for the updating of financial information and other general updating of information.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents contained in Amendment No. 2.  In accordance with our recent conversations with Mr. Bo J. Howell of the staff of the Commission with respect to the filing of the Fund's Registration Statement, we hereby request that the Registration Statement be given a selective review and seek acceleration of the effectiveness of the Registration Statement to August 1, 2012, or as soon thereafter as practicable.

________________________
1	We note that the Fund also is carrying forward an additional $231,624,378 of unsold shares previously registered (Reg. No. 333-170913), as permitted by Rules 415 and 429 under the 1933 Act.

Please be advised that concurrent with the filing of the Registration Statement, the following additional items are being submitted:

1.           A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.           Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Registration Statement to August 1, 2012, or as soon thereafter as practicable.

Should members of the Staff have any questions or comments regarding the Registration Statement, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik

O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

July 13, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Bo J. Howell

Re:	O'Connor Fund of Funds: Multi-Strategy (the "Fund")
Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the Fund's Registration Statement on Form N-2 to August 1, 2012, or as soon thereafter as practicable.

Very truly yours,

O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY

By:	/s/ Nicholas J. Vagra
	Name:	Nicholas J. Vagra
	Title:	Authorized Person
UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10019

July 13, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Mr. Bo J. Howell

Re:	O'Connor Fund of Funds: Multi-Strategy (the "Fund")
Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the Fund's Registration Statement (the "Registration Statement") on Form N-2 be accelerated so that it will be declared effective on August 1, 2012, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the Registration Statement.  Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:	/s/ Brian Opatosky
	Name:	Brian Opatosky
	Title:	Authorized Person

O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

July 13, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Mr. Bo J. Howell

Re:	O'Connor Fund of Funds: Multi-Strategy (the "Fund")
Registration Statement on Form N-2

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of its Registration Statement on Form N-2, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

O'Connor Fund of Funds:  Multi-Strategy

By:	/s/ Nicholas J. Vagra
	Name:	Nicholas J. Vagra
	Title:	Authorized Signatory